Intangible assets (Tables)	12 Months Ended
Mar. 31, 2018
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Change in Carrying Value of Intangible Assets

The changes in the carrying value of intangible assets for the year ended March 31, 2017 are as follows:

Gross carrying value	Customer contracts	Customer relationships	Intellectual property rights	Trade names	Technology	Leasehold benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2016	$156,786	$63,147	$4,450	$—	$—	$1,835	$326	—	$19,760	$246,304
Additions	—	—	—	—	—	—	—	—	4,611	4,611
On acquisition (Refer Note (4(a),(b),(c))	8,263	59,478	—	649	6,090	—	9,066	400	1,287	85,233
Translation adjustments	1,952	(703)	(589)	4	41	—	59	—	(72)	692

Balance as at March 31, 2017	$167,001	$121,922	$3,861	$653	$6,131	$1,835	$9,451	$400	$25,586	$336,840

Accumulated amortization
Balance as at April 1, 2016	$145,483	$58,992	$4,450	$—	$—	$1,835	$326	$—	$8,101	$219,187
Amortization	10,653	4,016	—	78	167	—	650	—	4,975	20,539
Translation adjustments	1,840	(833)	(589)	2	5	—	(12)	—	77	490

Balance as at March 31, 2017	$157,976	$62,175	$3,861	$80	$172	$1,835	$964	$—	$13,153	$240,216

Net carrying value as at March 31, 2017	$9,025	$59,747	$—	$573	$5,959	$—	$8,487	$400	$12,433	$96,624

The changes in the carrying value of intangible assets for the year ended March 31, 2018 are as follows:

Gross carrying value	Customer contracts	Customer relationships	Intellectual Property and other rights	Trade names	Technology	Leasehold benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2017	$167,001	$121,922	$3,861	$653	$6,131	$1,835	$9,451	400	$25,586	$336,840
Additions	—	—	250	—	—	—	—	—	7,369	7,619
Translation adjustments	93	940	470	—	(6)	—	10	—	894	2,401

Balance as at March 31, 2018	$167,094	$122,862	$4,581	$653	$6,125	$1,835	$9,461	$400	$33,849	$346,860

Accumulated amortization
Balance as at April 1, 2017	$157,976	$62,175	$3,861	$80	$172	$1,835	$964	$—	$13,153	$240,216
Amortization	2,725	3,700	74	236	790	—	2,310	—	5,670	15,505
Translation adjustments	(62)	873	470	(1)	(4)	—	12	—	199	1,487

Balance as at March 31, 2018	$160,639	$66,748	$4,405	$315	$958	$1,835	$3,286	$—	$19,022	$257,208

Net carrying value as at March 31, 2018	$6,455	$56,114	$176	$338	$5,167	$—	$6,175	$400	$14,827	$89,652

Estimated Remaining Weighted Average Amortization Periods for Definite Lived Intangible Assets

As at March 31, 2018, the estimated remaining weighted average amortization periods for definite lived intangible assets are as follows:

Balance life
(In months)
Customer contracts	29
Customer relationships	196
Covenant not-to-compete	33
Trade names	21
Technology	80
Intellectual Property and other rights	17
Software	24

Estimated Annual Amortization Expense

The estimated annual amortization expense based on remaining weighted average amortization periods for intangible assets and exchange rates, each as at March 31, 2018 are as follows:

	Amount
2019	$15,279
2020	14,204
2021	9,700
2022	6,095
2023	5,047
Thereafter	38,927

	$89,252	*

*	excludes service mark, as it has an indefinite useful life